Income Taxes (Tables)	12 Months Ended
Jul. 31, 2019
Income taxes paid (refund) [abstract]
Schedule of components of income tax expense
	July 31, 2019	July 31, 2018
Current tax for the year	$–	$–
Adjustments of previous years	–	–
Total	$–	$–

Schedule of deferred income tax expense (recovery)
	July 31, 2019	July 31, 2018
Origination and reversal of temporary differences	$(12,988)	$(6,780)
Difference between statutory tax rate and deferred tax rate	152	(7)
Change in temporary difference for which no deferred tax assets are recorded	6,996	6,787
Deferred income tax recovery	$(3,840)	$–

Schedule of income tax rate reconciliation
	July 31, 2019	July 31, 2018
Expected tax rate	26.64%	26.9%
Earnings before income taxes	$(85,404)	$(23,350)

Expected tax benefit resulting from loss	(22,732)	(6,281)

Adjustments for the following items:
Tax rate differences	152	(7)
Permanent differences	9,454	3,095
Change in temporary differences for which no tax assets are recorded	6,622	2,401
True up and other	664	792
	$(3,840)	$–

Schedule of reconciliation of deferred tax assets and liabilities
	Opening	Recognized in	Recognized in	Ending
	August 1, 2018	income	goodwill	July 31, 2019
	$	$	$	$
Deductible temporary differences	–	119	(220)	101
Taxable temporary differences	(117)	–	–	(117)
Biological assets	(458)	81	(292)	(669)
Inventory	(1,432)	1,560	(559)	(431)
Loss carryforward	2,007	1,886	7,303	11,196
Share issue costs	–	(89)	1,724	1,635
Intangible assets	–	284	(32,193)	(31,909)
	–	3,840	(24,236)	(20,396)

	Opening	Recognized in	Recognized in	Ending
	August	Income	Equity/OCI	July 31, 2018
	$	$	$	$
Deferred tax assets	813	–	(813)	–
Taxable temporary differences	–	(117)	–	(117)
Biological assets	–	(458)	–	(458)
Inventory	–	(1,432)	–	(1,432)
Loss carryforward	–	2,007	–	2,007
Revaluation of financial instruments - Equity	(813)	–	813	–
	–	–	–	–

Schedule of deductible temporary differences and unused tax losses
	July 31, 2019	July 31, 2018
	$	$
Losses carried forward	52,554	20,672
Research and development expenditures	266	266
Fixed Assets	6,021	–
Share issue costs	10,089	13,352
	68,929	34,289

Schedule of non-capital losses
$
2031	118
2032	562
2033	281
2034	1,420
2035	3,510
2036	6,030
2037	10,669
2038	33,395
2039	52,909
108,510